Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of current and deferred portions of net income tax expense

	2022	2021	2020

	(Dollars in Thousands)
Current
U.S.	$66,670	$59,591	$43,794
State	5,118	5,272	3,709
Foreign	—	—	58
Total current taxes	71,788	64,863	47,561
Deferred
U.S.	10,555	3,794	(2,733)
State	64	(252)	(389)
Total deferred taxes	10,619	3,542	(3,122)
Total income taxes	$82,407	$68,405	$44,439

Schedule of income tax expense differences from the amount computed by applying the U.S. Federal income tax rate to income before income taxes

	2022	2021	2020

	(Dollars in Thousands)
Computed expected tax expense	$80,893	$68,011	$45,218
Change in taxes resulting from:
Tax-exempt interest income	(2,433)	(2,970)	(2,709)
State tax, net of federal income taxes, tax credit and refunds	4,094	3,966	2,622
Other investment income	(1,391)	(1,753)	(2,205)
Net investment in low-income housing investments	1,906	203	1,990
Other	(662)	948	(477)
Actual tax expense	$82,407	$68,405	$44,439

Schedule of tax effects of temporary difference that give rise to significant portions of the deferred tax assets and deferred tax liabilities

	2022	2021

	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$25,982	$22,773
Other real estate owned	1,194	1,227
Accrued expenses	186	81
Net unrealized losses on available for sale investment securities	130,586	9,062
Other	5,000	4,842
Total deferred tax assets	162,948	37,985
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(13,615)	(12,163)
Impairment charges on available-for-sale securities	(19)	(19)
Identified intangible assets and goodwill	(14,125)	(13,966)
Other	(36,566)	(24,235)
Total deferred tax liabilities	(64,325)	(50,383)
Net deferred tax liability	$98,623	$(12,398)